EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD
Ongoing conflict between Russia and Ukraine

As of April 29, 2022, the conflict between Russia and Ukraine remains ongoing. Please refer to Note 24 for further details.

Financing activities

In February 2022, VEON Holdings B.V. repaid RUB 30 billion (US$396) of outstanding loans to VTB Bank originally maturing in July 2025.

In February 2022, VEON Finance Ireland DAC signed a RUB 30 billion (US$400) Term Facility Agreement with VTB Bank with a floating rate. This facility is guaranteed by VEON Holding B.V. and has a Maturity of February 2029. The proceeds from this facility will be used for general corporate purposes, including the financing of intercompany loans to PJSC VimpelCom.

In February 2022, the maturity of the revolving credit facility (RCF) was extended one year until March 2025.

In February 2022, VEON Holdings B.V. has drawn US$430 under the RCF. The outstanding balance can be rolled over until maturity in 2025.

In February 2022, VEON Holdings B.V. repaid the 7.50% Note of US$417 which became due in March 2022.

In February 2022, Jazz, a subsidiary of the Company in Pakistan, fully utilized the remaining PKR 40 billion (US$222) available under their line of credit.

In March 2022, VEON Finance Ireland DAC prepaid a RUB 30 billion (US$259) Term Facility Agreement with VTB Bank in accordance with its terms, and the facility has been cancelled.

In March 2022, Alfa Bank (US$125 commitment) and Raiffeisen Bank Russia (US$70 commitment) notified the Agent under the RCF that as a result of new Russian currency regulations following a presidential decree, they could no longer participate in the RCF. As a result, their available commitments were cancelled and the total available credit under the RCF reduced from US$1,250 to US$1,055.

In April 2022, the drawn portion from Alfa Bank under the RCF (US$43) was repaid. The drawn portion from Raiffeisen Bank Russia (US$24) is to be repaid by the end of May 2022.

In April 2022, VEON novated two group-level loans, with Sberbank and Alfa Bank respectively, and totaling RUB 90 billion (US$1,070), to PJSC VimpelCom, with the former borrower, VEON Finance Ireland DAC and the former guarantor, VEON Holdings B.V., having been released from their obligations.

In March 2022, Kyivstar, a subsidiary of the Company in Ukraine, prepaid a UAH 1,350 million (US$46) loan with JSC CitiBank, prepaid a portion of a UAH 1,677 million loan with Alfa Bank (UAH 1,003 million (US$34) repaid), and in April 2022 prepaid a portion of a UAH 1,275 million loan with JSC Credit Agricole (UAH 940 million (US$32) repaid).

In April 2022, Jazz signed a PKR 40 billion (US$220) syndicated loan with a 10 year maturity.

In April 2022, Banglalink, a subsidiary of the Company in Bangladesh, signed a BDT 12 billion (US$139) syndicated loan with a five years maturity.

As of April 29, 2022, VEON Holdings B.V. is in the process of drawing down the remaining committed amounts under the RCF, with a portion of the related utilization request having been received as of such date. Once the drawdown is complete, the RCF will be fully drawn. The proceeds of this drawing will be used for general corporate purposes.

Other developments

On March 31, 2022, Banglalink acquired new spectrum for a fee of US$205 payable in installments over eleven years, doubling its spectrum holding in Bangladesh. Banglalink acquired 40 MHz of spectrum from the 2,300 MHz band.

On April 12, 2022, Jazz signed a 4G license renewal with the PTA for a fee of PKR 45 billion (US$486) for fifteen years, of which 50% has been settled, and the remaining amount will be paid in five equal annual installments.

Changes to Board of Directors

On January 5, 2022, VEON announced the appointment of Karen Linehan to the Board of Directors as a non-executive director, following the resignation of Steve Pusey in 2021.
On March 1, 2022, VEON announced the resignation of Mikhail Fridman from the Board of Directors, effective from February 28, 2022.

On March 8, 2022, VEON announced the resignation of Robert Jan van de Kraats from the Board of Directors, effective from March 7, 2022.

On March 16, 2022, VEON announced the appointment of Michiel Soeting to the Board of Directors as a non-executive director and Chairman of the Audit and Risk Committee, following the resignation of Robert Jan van de Kraats on March 7, 2022.

Notification from NASDAQ on Minimum Share Price Requirement

On April 12, 2022, VEON confirmed that on April 7, 2022 VEON received notification from the Listing Qualifications Department of NASDAQ that VEON is not in compliance with the minimum bid price requirement set forth in NASDAQ’s Listing Rule 5550(a)(2). This does not impact current NASDAQ listing and trading, and VEON will evaluate options to return to compliance.

VEON announced its intention to establish a new parent holding company in the United Kingdom

On February 3, 2022, VEON announced its intention to move its group parent company to the United Kingdom, with the introduction of a newly formed UK incorporated public limited company (the “new UK Parent Company”) as the top holding company of the VEON Group. It was expected that the new UK Parent Company would replace VEON Ltd. as the VEON Group’s ultimate parent company by way of a Bermuda court-approved scheme of arrangement. VEON has since suspended all activities related to the previously proposed re-domiciliation of VEON Ltd. to the United Kingdom and will continue to consider the optimal corporate structure for the Group..